FAIR VALUE MEASUREMENTS - Fair value information on recurring basis (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
FAIR VALUE MEASUREMENTS
PIPE Forward Contract	$ 1,334,616	$ 170,666
Bridge Note - Bifurcated Derivative	329,953	364,711
Fair Value, Inputs, Level 1 [Member]
FAIR VALUE MEASUREMENTS
PIPE Forward Contract	0	0
Bridge Note - Bifurcated Derivative	0	0
Fair Value, Inputs, Level 2 [Member]
FAIR VALUE MEASUREMENTS
PIPE Forward Contract	0	0
Bridge Note - Bifurcated Derivative	0	0
Fair Value, Inputs, Level 3 [Member]
FAIR VALUE MEASUREMENTS
PIPE Forward Contract	1,334,616	170,666
Bridge Note - Bifurcated Derivative	$ 329,953	$ 364,711